Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.14%
Application Software–6.81%
C3.ai, Inc., Class A(b)(c)	5,769	$380,235
DocuSign, Inc.(b)	9,755	1,974,900
Paylocity Holding Corp.(b)	2,667	479,607
RingCentral, Inc., Class A(b)	23,856	7,106,225
Synopsys, Inc.(b)	14,299	3,543,006
		13,483,973
Automobile Manufacturers–0.71%
General Motors Co.	24,485	1,406,908
Biotechnology–0.75%
BeiGene Ltd., ADR (China)(b)	4,278	1,489,086
Consumer Electronics–4.03%
Sony Group Corp. (Japan)	75,900	7,990,862
Data Processing & Outsourced Services–6.52%
Mastercard, Inc., Class A	13,175	4,690,959
PayPal Holdings, Inc.(b)	26,999	6,556,437
StoneCo Ltd., Class A (Brazil)(b)	27,130	1,660,899
		12,908,295
Health Care Equipment–3.50%
Abbott Laboratories	14,570	1,746,069
Intuitive Surgical, Inc.(b)	2,234	1,650,792
Teleflex, Inc.	8,527	3,542,627
		6,939,488
Health Care Technology–0.42%
GoodRx Holdings, Inc., Class A(b)(c)	21,134	824,649
Hotels, Resorts & Cruise Lines–2.41%
Booking Holdings, Inc.(b)	2,045	4,764,523
Interactive Home Entertainment–6.35%
Activision Blizzard, Inc.	29,404	2,734,572
Electronic Arts, Inc.	8,869	1,200,596
Nintendo Co. Ltd. (Japan)	4,600	2,574,837
Sea Ltd., ADR (Taiwan)(b)	21,820	4,870,879
Take-Two Interactive Software, Inc.(b)	6,790	1,199,793
		12,580,677
Interactive Media & Services–10.71%
Alphabet, Inc., Class A(b)	5,108	10,535,352
Facebook, Inc., Class A(b)	23,207	6,835,158
Kuaishou Technology (China)(b)(d)(e)	30,200	996,424
ZoomInfo Technologies, Inc., Class A(b)	58,364	2,854,000
		21,220,934
Internet & Direct Marketing Retail–10.68%
Alibaba Group Holding Ltd., ADR (China)(b)	21,596	4,896,461
Amazon.com, Inc.(b)	4,616	14,282,273
Farfetch Ltd., Class A (United Kingdom)(b)	37,243	1,974,624
		21,153,358
Shares		Value
Internet Services & Infrastructure–1.25%
Twilio, Inc., Class A(b)	7,268	$2,476,644
Life Sciences Tools & Services–6.69%
10X Genomics, Inc., Class A(b)	18,977	3,434,837
Avantor, Inc.(b)	129,723	3,752,886
IQVIA Holdings, Inc.(b)	26,364	5,091,943
Thermo Fisher Scientific, Inc.	2,138	975,741
		13,255,407
Movies & Entertainment–0.90%
Netflix, Inc.(b)	3,431	1,789,815
Pharmaceuticals–0.88%
Reata Pharmaceuticals, Inc., Class A(b)	17,396	1,734,381
Semiconductor Equipment–10.49%
Applied Materials, Inc.	114,102	15,244,027
ASML Holding N.V., New York Shares (Netherlands)	8,964	5,534,015
		20,778,042
Semiconductors–9.88%
NVIDIA Corp.	16,761	8,949,201
QUALCOMM, Inc.	58,384	7,741,134
Semtech Corp.(b)	41,820	2,885,580
		19,575,915
Systems Software–10.79%
Microsoft Corp.	50,750	11,965,327
Palo Alto Networks, Inc.(b)	11,930	3,842,176
ServiceNow, Inc.(b)	11,147	5,574,726
		21,382,229
Technology Hardware, Storage & Peripherals–4.19%
Apple, Inc.	67,875	8,290,931
Trucking–2.18%
Uber Technologies, Inc.(b)	79,396	4,327,876
Total Common Stocks & Other Equity Interests (Cost $98,986,307)		198,373,993
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	6,713	6,713
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	7,672	7,672
Total Money Market Funds (Cost $14,385)		14,385
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $99,000,692)		198,388,378
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.37%
Invesco Private Government Fund, 0.02%(f)(g)(h)	291,494	291,494

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(f)(g)(h)	437,066	$437,241
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $728,735)		728,735
TOTAL INVESTMENTS IN SECURITIES–100.51% (Cost $99,729,427)		199,117,113
OTHER ASSETS LESS LIABILITIES—(0.51)%		(1,018,080)
NET ASSETS–100.00%		$198,099,033
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,133,386	$7,164,178	$(8,290,851)	$-	$-	$6,713	$59
Invesco Liquid Assets Portfolio, Institutional Class	617,507	5,117,270	(5,734,838)	26	35	-	38
Invesco Treasury Portfolio, Institutional Class	1,295,298	8,187,632	(9,475,258)	-	-	7,672	22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	684,163	4,866,437	(5,259,106)	-	-	291,494	30*
Invesco Private Prime Fund	1,026,245	6,572,097	(7,161,258)	-	157	437,241	313*
Total	$4,756,599	$31,907,614	$(35,921,311)	$26	$192	$743,120	$462

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$186,811,870	$10,565,699	$996,424	$198,373,993
Money Market Funds	14,385	728,735	—	743,120
Total Investments	$186,826,255	$11,294,434	$996,424	$199,117,113
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the Fund’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified” and a related fundamental investment restriction was eliminated.
Invesco V.I. Technology Fund